Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	967	8
Gross unrealized losses, less than 12 months	1	1
Fair value, 12 months or more	2	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	969	8
Gross unrealized losses, total	1	1
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	967	8
Gross unrealized losses, less than 12 months	1	1
Fair value, 12 months or more	2	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	969	8
Gross unrealized losses, total	1	1